Retirement Benefits - Summary of Defined Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets in excess/(shortage) of interest income	$ 8,460	$ (2,312)	$ 4,942
Other movements	(12)	66	50
Defined benefit plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	85,803	93,243
Return on plan assets in excess/(shortage) of interest income	8,460	(2,312)
Interest income	2,253	2,087
Employer contributions	1,462	763
Plan participants’ contributions	42	47
Benefit payments	(3,741)	(4,123)
Other movements	160	(102)
Currency translation differences	387	(3,800)
Ending balance	$ 94,826	$ 85,803	$ 93,243
Level 1 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	26.00%	24.00%
Level 1 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	51.00%	53.00%
Level 1 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	1.00%	1.00%
Level 1 | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	0.00%	1.00%
Level 2 and 3
Disclosure of net defined benefit liability (asset) [line items]
Percentage of cash in defined benefit plan assets	1.00%	1.00%
Level 2 and 3 | Equities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	8.00%	8.00%
Level 2 and 3 | Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	4.00%	3.00%
Level 2 and 3 | Real estate
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	6.00%	6.00%
Level 2 and 3 | Investment funds
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan asset allocation percentage	3.00%	3.00%